THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JULY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.2%

	Shares	Value
AEROSPACE/DEFENSE EQUIPMENT — 2.9%
Raytheon	37,000	$6,744,730

AIR FREIGHT & LOGISTICS — 2.5%
United Parcel Service, Cl B	49,000	5,854,030

AIRLINES — 2.3%
Delta Air Lines	88,000	5,371,520

BANKS — 9.3%
Citigroup	105,000	7,471,800
Citizens Financial Group	200,000	7,452,000
Wells Fargo	145,000	7,019,450

		21,943,250

BEVERAGES — 1.7%
Molson Coors Brewing, Cl B	76,000	4,103,240

BIOTECHNOLOGY — 2.0%
Biogen *	20,000	4,756,400

CAPITAL MARKETS — 6.3%
Charles Schwab	170,000	7,347,400
KKR	280,000	7,490,000

		14,837,400

CHEMICALS — 5.0%
Corteva	172,000	5,074,000
Dow	142,000	6,878,480

		11,952,480

CONSUMER FINANCE — 2.9%
American Express	55,000	6,840,350

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.2%
Verizon Communications	135,000	7,461,450

ELECTRICAL EQUIPMENT — 2.9%
Rockwell Automation	43,000	6,913,540

FOOD PRODUCTS — 2.0%
Tyson Foods, Cl A	58,000	4,611,000

HEALTH CARE EQUIPMENT & SERVICES — 3.0%
Medtronic	70,000	7,135,800

HEALTH CARE PROVIDERS & SERVICES — 2.0%
Centene *	90,000	4,688,100

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JULY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INSURANCE — 6.2%
American International Group	130,000	$7,278,700
Principal Financial Group	125,000	7,255,000

		14,533,700

INTERACTIVE MEDIA & SERVICES — 5.8%
Alphabet, Cl A *	7,000	8,527,400
Twitter *	120,000	5,077,200

		13,604,600

INTERNET & DIRECT MARKETING RETAIL — 3.0%
Booking Holdings *	3,800	7,169,118

MACHINERY — 4.0%
Cummins	28,000	4,592,000
Stanley Black & Decker	33,000	4,870,470

		9,462,470

OIL, GAS & CONSUMABLE FUELS — 5.6%
Chevron	54,000	6,647,940
ConocoPhillips	110,000	6,498,800

		13,146,740

PHARMACEUTICALS — 3.0%
Johnson & Johnson	55,000	7,162,100

REAL ESTATE INVESTMENT TRUSTS — 2.0%
Invitation Homes	175,000	4,807,250

SEMICONDUCTORS & EQUIPMENT — 7.6%
Applied Materials	142,000	7,010,540
QUALCOMM	100,000	7,316,000
Skyworks Solutions	43,000	3,667,040

		17,993,580

SPECIALTY RETAIL — 2.9%
Home Depot	32,000	6,838,080

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS — 3.1%
HP	350,000	7,364,000

WATER UTILITIES — 2.0%
American Water Works	42,000	4,820,760

TOTAL COMMON STOCK (Cost $187,792,607)		220,115,688

TOTAL INVESTMENTS — 93.2%
(Cost $187,792,607)		$220,115,688

Percentages are based on Net Assets of $236,096,322.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JULY 31, 2019 (Unaudited)

*	Non-income producing security.

Cl — Class

As of July 31, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2019, the Fund held no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-007-2400

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JULY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK —91.3%

	Shares	Value
AIR FREIGHT & LOGISTICS — 2.2%
Expeditors International of Washington	13,990	$1,068,137

AIRLINES — 2.4%
Alaska Air Group	18,650	1,181,664

AUTO COMPONENTS — 2.2%
BorgWarner	29,380	1,110,564

BANKS — 8.8%
BankUnited	35,410	1,218,458
East West Bancorp	21,710	1,042,297
PacWest Bancorp	26,720	1,032,193
Zions Bancorp	23,380	1,053,737

		4,346,685

BIOTECHNOLOGY — 2.4%
Incyte *	14,110	1,198,221

BUILDING PRODUCTS — 2.0%
Masco	23,760	968,695

CHEMICALS — 2.6%
Westlake Chemical	19,210	1,298,020

DIVERSIFIED FINANCIAL SERVICES — 2.4%
AXA Equitable Holdings	53,880	1,211,222

ELECTRICAL EQUIPMENT — 2.7%
Hubbell, Cl B	10,410	1,352,051

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.3%
IPG Photonics *	8,550	1,120,135

FOOD PRODUCTS — 4.5%
JM Smucker	9,630	1,070,760
TreeHouse Foods *	19,990	1,186,206

		2,256,966

GAS UTILITIES — 2.4%
Atmos Energy	10,770	1,174,361

INSURANCE — 7.8%
Arch Capital Group *	32,100	1,241,949
Axis Capital Holdings	19,680	1,253,026
Fidelity National Financial	32,140	1,378,163

		3,873,138

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JULY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value
IT SERVICES — 12.2%
Booz Allen Hamilton Holding, Cl A	15,230	$1,047,062
Euronet Worldwide *	7,750	1,208,303
Leidos Holdings	15,100	1,239,710
MAXIMUS	17,780	1,307,008
Sabre	54,030	1,270,245

		6,072,328

LIFE SCIENCES TOOLS & SERVICES — 4.8%
Bruker	24,040	1,150,314
QIAGEN *	32,140	1,212,321

		2,362,635

MACHINERY — 4.9%
Lincoln Electric Holdings	13,500	1,141,020
Toro	17,760	1,293,283

		2,434,303

OIL, GAS & CONSUMABLE FUELS — 1.9%
Cabot Oil & Gas	49,820	954,551

REAL ESTATE INVESTMENT TRUSTS — 2.5%
Invitation Homes	45,659	1,254,253

ROAD & RAIL — 2.4%
Knight-Swift Transportation Holdings, Cl A	32,880	1,178,419

SEMI-CONDUCTORS & INSTRUMENTS — 4.2%
ON Semiconductor *	60,610	1,303,721
Qorvo *	10,320	756,353

		2,060,074

SOFTWARE — 2.2%
CDK Global	21,210	1,100,163

SPECIALTY RETAIL — 4.5%
Advance Auto Parts	6,850	1,031,884
Penske Automotive Group	26,680	1,226,480

		2,258,364

TEXTILES, APPAREL & LUXURY GOODS — 1.8%
PVH	9,920	882,086

TRADING COMPANIES & DISTRIBUTORS — 2.7%
Air Lease, Cl A	32,410	1,354,414

WATER UTILITIES — 2.5%
Aqua America	29,940	1,255,983

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JULY 31, 2019 (Unaudited)

COMMON STOCK — continued

Value
TOTAL COMMON STOCK (Cost $38,018,368)	$45,327,432

TOTAL INVESTMENTS — 91.3% (Cost $38,018,368)	$45,327,432

Percentages are based on Net Assets of $49,657,647.
*	Non-income producing security.

Cl — Class

As of July 31, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2019 there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2019, the Fund held no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-011-1700

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JULY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 90.3%

	Shares	Value
AEROSPACE & DEFENSE — 2.1%
Parsons *	55,000	$2,019,050

AIR FREIGHT & LOGISTICS — 4.4%
Forward Air	31,000	1,953,000
Hub Group, Cl A *	49,000	2,222,150

		4,175,150

BANKS — 12.4%
First Midwest Bancorp	89,000	1,925,070
Hilltop Holdings	92,000	2,086,560
TCF Financial	90,000	1,924,200
Umpqua Holdings	113,000	1,972,980
United Bankshares	50,000	1,879,500
United Community Banks	69,000	1,980,300

		11,768,610

BIOTECHNOLOGY — 1.8%
Emergent BioSolutions *	39,000	1,721,460

BUILDING PRODUCTS — 2.1%
PGT Innovations *	120,000	1,934,400

CHEMICALS — 2.0%
Orion Engineered Carbons	97,000	1,889,560

COMMERCIAL SERVICES & SUPPLIES — 4.2%
Interface, Cl A	127,000	1,760,220
Ritchie Bros Auctioneers	60,000	2,165,400

		3,925,620

COMMUNICATIONS EQUIPMENT — 1.9%
ViaSat *	22,000	1,794,980

ELECTRIC UTILITIES — 4.0%
IDACORP	19,000	1,939,140
PNM Resources	37,600	1,867,592

		3,806,732

ELECTRICAL EQUIPMENT — 2.1%
EnerSys	29,000	1,975,190

ELECTRONIC EQUIPMENT INSTRUMENTS & COMPONENTS — 2.1%
Vishay Intertechnology	118,000	2,006,000

FOOD PRODUCTS — 2.1%
Hain Celestial Group *	90,000	1,959,300

HEALTH CARE EQUIPMENT & SERVICES — 1.0%
Nevro *	14,000	936,040

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JULY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 1.0%
CorVel *	11,000	$937,200

HEALTH CARE TECHNOLOGY — 2.3%
HMS Holdings *	63,000	2,198,700

INSURANCE — 6.3%
Axis Capital Holdings	30,000	1,910,100
First American Financial	35,000	2,023,700
RenaissanceRe Holdings	11,000	1,992,650

		5,926,450

INTERACTIVE MEDIA & SERVICES — 2.0%
Yelp, Cl A *	54,000	1,892,700

IT SERVICES — 3.6%
Conduent *	171,000	1,556,100
Science Applications International	22,000	1,878,140

		3,434,240

LIFE SCIENCES TOOLS & SERVICES — 3.9%
Bruker	38,000	1,818,300
Cambrex *	42,000	1,839,600

		3,657,900

MACHINERY — 4.0%
Alamo Group	19,000	1,859,910
Mueller Water Products, Cl A	190,000	1,932,300

		3,792,210

OIL, GAS & CONSUMABLE FUELS — 2.4%
Delek US Holdings	52,000	2,240,160

PHARMACEUTICALS — 2.1%
Phibro Animal Health, Cl A	65,000	2,023,450

PROFESSIONAL SERVICES — 2.0%
ManpowerGroup	20,500	1,872,675

REAL ESTATE INVESTMENT TRUST — 1.9%
American Homes 4 Rent, Cl A	75,000	1,815,750

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.1%
Marcus & Millichap *	61,000	2,025,200

SEMI-CONDUCTORS & EQUIPMENT — 4.5%
Advanced Energy Industries *	38,000	2,219,200
Rambus *	165,000	2,055,900

		4,275,100

SOFTWARE — 1.8%
CommVault Systems *	37,900	1,722,176

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JULY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value
SPECIALTY RETAIL — 4.1%
Camping World Holdings, Cl A	160,000	$1,876,800
Penske Automotive Group	44,000	2,022,680

		3,899,480

TEXTILES, APPAREL & LUXURY GOODS — 1.9%
Carter’s	19,000	1,767,380

TRADING COMPANIES & DISTRIBUTORS — 2.2%
Aircastle	100,000	2,079,000

TOTAL COMMON STOCK (Cost $76,949,361)		85,471,863

TOTAL INVESTMENTS — 90.3%
(Cost $76,949,361)		$85,471,863

Percentages are based on Net Assets of $94,665,791.

*	Non-income producing security.

Cl — Class

As of July 31, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2019 there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2019, the Fund held no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-009-2400

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND
JULY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.9%

	Shares	Value
AUSTRALIA — 2.2%
BHP Group	2,256,438	$53,814,352

CANADA — 2.1%
Nutrien	975,000	53,439,750

CHINA — 1.4%
Baidu ADR *	303,650	33,917,705

DENMARK — 2.3%
Carlsberg, Cl B	414,840	56,677,076

FINLAND — 1.7%
Nordea Bank Abp	6,713,500	43,078,187

FRANCE — 12.2%
Airbus	413,000	58,377,307
AXA	2,110,597	53,302,749
Danone	938,900	81,381,752
Engie	3,762,292	57,818,954
EssilorLuxottica	405,387	54,844,150

		305,724,912

GERMANY — 16.8%
BASF	618,100	41,375,208
Daimler	885,460	45,750,937
Deutsche Boerse	357,720	49,743,203
Deutsche Post	1,656,915	53,964,063
E.ON	4,710,630	47,114,526
RWE	1,852,058	49,967,827
SAP	620,957	76,507,938
Siemens Healthineers (A)	1,316,000	54,889,185

		419,312,887

HONG KONG — 2.1%
AIA Group	5,216,200	53,720,237

JAPAN — 14.0%
FANUC	292,800	52,203,710
Hitachi	1,547,000	54,972,326
Murata Manufacturing	995,075	44,196,227
Otsuka Holdings	1,345,900	49,506,145
Secom	661,800	51,891,305
Sumitomo Mitsui Financial Group	1,441,700	50,453,963
Toray Industries	6,869,300	47,271,481

		350,495,157

NETHERLANDS — 12.9%
AerCap Holdings *	1,031,514	56,248,458
ASML Holding	234,000	52,095,707

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND
JULY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value
NETHERLANDS — continued
Koninklijke DSM	662,532	$82,278,863
NXP Semiconductors	551,400	57,009,246
Royal Dutch Shell ADR, Cl A	1,189,055	74,779,669

		322,411,943

NORWAY — 2.0%
DNB	2,752,496	49,138,272

SINGAPORE — 2.2%
DBS Group Holdings	2,845,100	54,262,880

SOUTH AFRICA — 2.0%
Naspers, Cl N	207,772	50,577,178

SPAIN — 7.0%
ACS Actividades de Construccion y Servicios	1,223,320	49,407,636
Industria de Diseno Textil	1,715,400	51,208,122
Repsol	4,775,082	75,789,214

		176,404,972

SWITZERLAND — 4.3%
Julius Baer Group	1,237,317	52,820,521
Roche Holding	206,047	55,111,864

		107,932,385

UNITED KINGDOM — 11.7%
BAE Systems	7,321,017	48,636,522
HSBC Holdings ADR	1,223,205	49,123,913
Lloyds Banking Group	76,166,956	49,125,749
Rolls-Royce Holdings	4,436,000	46,417,498
Smith & Nephew ADR	1,195,033	54,302,299
TESCO	16,793,000	45,402,194

		293,008,175

TOTAL COMMON STOCK (Cost $2,241,462,040)		2,423,916,068

TOTAL INVESTMENTS — 96.9% (Cost $2,241,462,040)		$2,423,916,068

Percentages are based on Net Assets of $2,500,835,607.
*	Non-income producing security.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of July 31, 2019 was $54,889,185 which represents 2.2% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND
JULY 31, 2019 (Unaudited)

The following is a summary of the inputs used as of July 31, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2†	Level 3	Total

Common Stock
Australia	$—	$53,814,352	$—	$53,814,352
Canada	53,439,750	—	—	53,439,750
China	33,917,705	—	—	33,917,705
Denmark	—	56,677,076	—	56,677,076
Finland	—	43,078,187	—	43,078,187
France	—	305,724,912	—	305,724,912
Germany	—	419,312,887	—	419,312,887
Hong Kong	—	53,720,237	—	53,720,237
Japan	—	350,495,157	—	350,495,157
Netherlands	188,037,373	134,374,570	—	322,411,943
Norway	—	49,138,272	—	49,138,272
Singapore	—	54,262,880	—	54,262,880
South Africa	—	50,577,178	—	50,577,178
Spain	—	176,404,972	—	176,404,972
Switzerland	—	107,932,385	—	107,932,385
United Kingdom	103,426,212	189,581,963	—	293,008,175

Total Common Stock	378,821,040	2,045,095,028	—	2,423,916,068

Total Investments in Securities	$378,821,040	$2,045,095,028	$—	$2,423,916,068

† Represents securities trading outside the United States, the values of which were adjusted as a result of fair value.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Level 1 and Level 2 occur primarily when foreign equity securities are fair valued using other observable market-based inputs in place of closing exchange prices due to events occurring after foreign market closures or foreign market holidays. For the period ended July 31, 2019, there were transfers of $2,045,095,028 from Level 1 to Level 2 investments as a result of fair valuation of foreign equity securities. Transfers, if any, between levels are considered to have occurred as of the end of the period.

For the period ended July 31, 2019, the Fund held no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-008-2400

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL SMALL CAP FUND
JULY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.5%

	Shares	Value
ARGENTINA — 2.0%
Adecoagro *	7,270	$49,073

AUSTRIA — 1.7%
Schoeller-Bleckmann Oilfield Equipment	516	41,211

CHINA — 5.3%
BEST ADR *	6,894	34,470
Greatview Aseptic Packaging	87,300	47,904
Zai Lab ADR *	1,492	47,923

		130,297

DENMARK — 2.0%
GN Store Nord	1,038	49,312

FINLAND — 2.1%
Nokian Renkaat	1,800	51,676

FRANCE — 16.0%
Eurazeo	753	50,488
Euronext (A)	649	50,061
Fnac Darty *	799	56,155
JCDecaux	1,740	50,231
Remy Cointreau	469	69,462
Vilmorin & Cie	925	50,862
Virbac *	350	64,938

		392,197

GERMANY — 7.9%
Brenntag	1,104	54,059
Duerr	1,375	41,166
HOCHTIEF	440	49,830
KION Group	924	49,473

		194,528

HONG KONG — 3.3%
ASM Pacific Technology	5,100	59,854
Samsonite International (A)	10,962	21,613

		81,467

IRELAND — 2.1%
ICON *	326	50,911

ITALY — 10.2%
ACEA	3,327	62,426
Azimut Holding	2,588	48,577
Buzzi Unicem	2,397	48,629
Cerved Group	5,146	40,444
Piaggio	16,898	50,690

		250,766

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL SMALL CAP FUND
JULY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value
JAPAN — 16.8%
DeNA *	2,400	$45,809
Ichigo	17,200	62,296
OKUMA	1,050	54,766
Penta-Ocean Construction	9,275	44,900
Rohm	800	55,838
Sapporo Holdings	2,246	50,462
Sohgo Security Services	1,200	58,287
T Hasegawa	2,300	40,734

		413,092

LUXEMBOURG — 2.2%
L’Occitane International	26,450	55,057

NORWAY — 2.2%
Schibsted, Cl A	1,969	53,094

SPAIN — 2.1%
Cia de Distribucion Integral Logista Holdings	2,490	52,069

SWITZERLAND — 2.5%
VAT Group * (A)	486	60,676

UNITED KINGDOM — 17.4%
boohoo Group *	19,328	56,041
Britvic	4,117	45,654
Electrocomponents	7,742	57,255
Greencore Group	23,418	60,887
Lancashire Holdings	7,269	61,162
LivaNova *	605	46,615
Senior	19,407	47,334
Tate & Lyle	5,720	52,306

		427,254

UNITED STATES — 1.7%
Lazard, Cl A (B)	1,050	40,646

TOTAL COMMON STOCK (Cost $2,305,662)		2,393,326

TOTAL INVESTMENTS — 97.5% (Cost $2,305,662)		$2,393,326

Percentages are based on Net Assets of $2,455,519.
*	Non-income producing security.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of July 31, 2019 was $132,350 which represents 5.4% of Net Assets.

(B)	Securities considered Master Limited Partnerships. At July 31, 2019, these securities amounted $40,646 or 1.7% of Net Assets.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL SMALL CAP FUND
JULY 31, 2019 (Unaudited)

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of July 31, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2†	Level 3	Total

Common Stock
Argentina	$49,073	$—	$—	$49,073
Austria	—	41,211	—	41,211
China	82,393	47,904	—	130,297
Denmark	—	49,312	—	49,312
Finland	—	51,676	—	51,676
France	—	392,197	—	392,197
Germany	—	194,528	—	194,528
Hong Kong	—	81,467	—	81,467
Ireland	50,911	—	—	50,911
Italy	—	250,766	—	250,766
Japan	—	413,092	—	413,092
Luxembourg	—	55,057	—	55,057
Norway	—	53,094	—	53,094
Spain	—	52,069	—	52,069
Switzerland	—	60,676	—	60,676
United Kingdom	107,502	319,752	—	427,254
United States	40,646	—	—	40,646

Total Common Stock	330,525	2,062,801	—	2,393,326

Total Investments in Securities	$330,525	$2,062,801	$—	$2,393,326

† Represents securities trading outside the United States, the values of which were adjusted as a result of fair value.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Level 1 and Level 2 occur primarily when foreign equity securities are fair valued using other observable market-based inputs in place of closing exchange prices due to events occurring after foreign market closures or foreign market holidays. For the period ended July 31, 2019, there were transfers of $2,062,801 from Level 1 to Level 2 investments as a result of fair valuation of foreign equity securities. Transfers, if any, between levels are considered to have occurred as of the end of the period.

For the period ended July 31, 2019, the Fund held no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

CMB-QH-013-1000

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL EQUITY FUND
JULY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.2%

	Shares	Value
AUSTRALIA — 1.9%
BHP Group ADR	4,585	$218,888

CHINA — 0.9%
Baidu ADR *	947	105,780

DENMARK — 2.2%
Carlsberg ADR, Cl B	9,279	251,368

FRANCE — 8.4%
Airbus ADR	7,506	265,412
AXA ADR	8,305	208,040
Danone ADR	14,467	249,122
EssilorLuxottica ADR	3,544	238,937

		961,511

GERMANY — 9.5%
Daimler ADR	11,277	145,022
Deutsche Post ADR	7,152	232,297
E.ON ADR	21,244	210,953
SAP ADR	2,248	276,572
Siemens Healthineers ADR	10,490	218,926

		1,083,770

HONG KONG — 2.3%
AIA Group ADR	6,265	257,185

JAPAN — 3.6%
FANUC ADR	12,026	213,702
Sumitomo Mitsui Financial Group ADR	27,844	193,794

		407,496

NETHERLANDS — 11.4%
AerCap Holdings *	4,648	253,455
ASML Holding	1,177	262,247
Koninklijke DSM ADR	9,709	299,814
NXP Semiconductors	2,308	238,624
Royal Dutch Shell ADR, Cl A	3,893	244,831

		1,298,971

NORWAY — 1.7%
DNB ADR	11,052	196,505

SOUTH AFRICA — 1.9%
Naspers ADR, Cl N	4,539	222,819

SPAIN — 5.5%
ACS Actividades de Construccion y Servicios ADR *	29,038	232,014
Industria de Diseno Textil ADR	14,058	209,464
Repsol ADR	11,598	183,248

		624,726

UNITED KINGDOM — 5.7%
HSBC Holdings ADR	5,179	207,989

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL EQUITY FUND
JULY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED KINGDOM — continued
Lloyds Banking Group ADR	65,265	$167,731
Smith & Nephew ADR	6,001	272,685

		648,405

UNITED STATES — 42.3%
Alphabet *	195	237,549
American Express	2,048	254,710
American International Group	4,055	227,039
Biogen *	649	154,345
Booking Holdings *	125	235,826
Charles Schwab	5,122	221,373
Chevron	1,885	232,062
Citigroup	3,467	246,712
Corteva	8,191	241,634
Delta Air Lines	4,486	273,825
Home Depot	1,038	221,810
HP	8,755	184,205
Incyte *	2,669	226,652
JM Smucker	1,705	189,579
Johnson & Johnson	1,921	250,153
Medtronic	2,792	284,616
Raytheon	1,244	226,769
Rockwell Automation	1,306	209,979
Twitter *	5,863	248,064
Tyson Foods	3,138	249,471
Verizon Communications	3,921	216,714

		4,833,087

TOTAL COMMON STOCK (Cost $9,711,748)		11,110,511

TOTAL INVESTMENTS — 97.2% (Cost $9,711,748)		$11,110,511

Percentages are based on Net Assets of $11,427,296.
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of July 31, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2019, the Fund held no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-012-1600

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL ULTRA FOCUS FUND
JULY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 89.3%

	Shares	Value
FRANCE — 5.5%
Airbus Group	12,000	$1,701,153
JCDecaux	50,000	1,445,746

		3,146,899

GERMANY — 6.4%
Daimler	30,000	1,557,387
Deutsche Post	65,000	2,123,398

		3,680,785

NETHERLANDS — 11.7%
AerCap Holdings *	80,000	4,362,400
NXP Semiconductors	23,000	2,377,970

		6,740,370

SPAIN — 3.2%
Repsol	115,000	1,831,287

UNITED KINGDOM — 7.1%
BAE Systems	280,000	1,868,029
Rolls-Royce Holdings	210,000	2,201,386

		4,069,415

UNITED STATES — 55.4%
Alphabet *	1,800	2,192,760
American Express	15,000	1,865,550
AXA Equitable Holdings	100,000	2,248,000
Booking Holdings *	1,000	1,886,610
CDK Global	36,000	1,867,320
Chevron	12,000	1,477,320
Citizens Financial Group	55,000	2,049,300
ConocoPhillips	20,000	1,181,600
HP	110,000	2,314,400
Molson Coors Brewing	30,000	1,619,700
ON Semiconductor *	110,000	2,366,100
QUALCOMM	28,000	2,048,480
Sabre	70,000	1,645,700
Skyworks Solutions	10,500	895,440
Twitter *	32,000	1,353,920
Wells Fargo	30,000	1,452,300
Westlake Chemical	24,000	1,621,680
Yelp, Cl A *	50,000	1,752,500

		31,838,680

TOTAL COMMON STOCK (Cost $46,196,028)		51,307,436

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL ULTRA FOCUS FUND
JULY 31, 2019 (Unaudited)

WARRANT — 4.6%

	Number of Warrants	Value
UNITED STATES — 4.6%
American International Group, Expires 01/19/2021* (Cost $2,961,437)	180,000	$2,635,200

TOTAL INVESTMENTS — 93.8% (Cost $49,157,465)		$53,942,636

Percentages are based on Net Assets of $57,490,621.
*	Non-income producing security.

Cl — Class

As of July 31, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2019, the Fund held no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-010-2400